Summary of Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plan Expected Future Benefit Payments Fiscal Year Maturity [Line Items]
2013	$ 161
2014	97
2015	111
2016	485
2017	379
2018-2019	2,093
Total	$ 3,326